Additional Information-Condensed Financial Statements of Weibo Corporation - Statements of Cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statements of Cash flow
Net cash provided by (used in) operating activities	$ 236,244	$ 181,971	$ (19,412)
Purchase of short-term investments	(314,363)	(149,374)	(230,161)
Maturity of short-term investments	373,805	216,615	321,208
Investments and prepayments on equity investments	(155,122)	(268,758)	(54,383)
Net cash provided by (used in) investing activities	(96,745)	(228,310)	13,917
Proceeds from IPO, net of commission			306,491
Repayment of amount due to SINA		(2,863)	(269,042)
Proceeds from employee options exercised	4,183	7,822	1,508
Net cash provided by financing activities	3,035	4,959	43,663
Cash and cash equivalents at the beginning of the year	237,440	284,865	249,099
Cash and cash equivalents at the end of the year	364,766	237,440	284,865
Weibo Corporation
Statements of Cash flow
Net cash provided by (used in) operating activities	1,025	5,317	(627)
Purchase of short-term investments	(30,046)	(148,863)	(230,161)
Maturity of short-term investments	97,798	218,762	321,208
Investments and prepayments on equity investments	(120,000)	(247,200)	(15,096)
Investment in subsidiaries	(6,535)	(4,978)	(68,873)
Net cash provided by (used in) investing activities	(58,783)	(182,279)	7,078
Proceeds from IPO, net of commission			301,270
Repayment of amount due to SINA			(255,688)
Proceeds from employee options exercised	4,183	7,822	1,508
Others			(6,462)
Net cash provided by financing activities	4,183	7,822	40,628
Net increase (decrease) in cash and cash equivalents	(53,575)	(169,140)	47,079
Cash and cash equivalents at the beginning of the year	60,810	229,950	182,871
Cash and cash equivalents at the end of the year	7,235	60,810	229,950
Supplemental schedule of non-cash investing and financing activities
Investment in subsidiaries and VIE directly financed by SINA	$ 18,277	$ 17,582	$ 6,413